Derivative Financial Instruments - Net Change in Net Unrealized Gains (Losses) to Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit default swaps
Derivative [Line Items]
Net realized gains/(losses)	$ 0.0	$ 0.0	$ 0.0
Change in net unrealized gains/(losses)	0.0	0.0	0.0
Forwards
Derivative [Line Items]
Net realized gains/(losses)	(16.4)	(3.6)	3.8
Change in net unrealized gains/(losses)	$ (1.3)	$ 0.6	$ (7.3)